8. Share-based payments (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Share-based Payments Details
Nonemployee common stock	$ 115,329		$ 10,000	$ 602,507
Nonemployee preferred stock (Series B)		50,000	50,000
Nonemployee warrants - fully-vested upon issuance	198,479	445,390	1,603,025	6,981
Nonemployee warrants - service and performance conditions	6,118	18,392	20,933	52,056
Employee common stock			277,090
Employee stock options - fully vested upon grant
Employee stock options - market price-based		327,000	327,000	1,308,000
Legal Settlement - replacement warrants				1,764,450
Total share-based expense charged against income	$ 319,926	$ 840,782	$ 2,288,048	$ 3,733,994
Impact on net loss per common share: Basic and diluted	$ 0.00	$ (0.01)	$ (0.05)	$ (0.05)